CASH, MONEY MARKET FUNDS, AND SHORT-TERM INVESTMENTS (Details 1) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Amortized Cost	$ 90,155	$ 90,010
Gross Unrealized Gains	68	48
Gross Unrealized Losses	0	0
Fair Value	90,223	90,058
Corporate Debt Securities [Member]
Amortized Cost	60,183	70,065
Gross Unrealized Gains	68	48
Gross Unrealized Losses	0	0
Fair Value	60,251	70,113
Money Market Funds [Member]
Amortized Cost	29,972	19,945
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 29,972	$ 19,945